Share-based compensation weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2023 Option item R$ / shares	Dec. 31, 2022 Option R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock option plans offered | item	2
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options	88,474	474,892
Granted during the year, number of options	0	0
Exercised during the year, number of options	(61,864)
Forfeited during the year, number of options		(386,418)
At the end of the period, number of options	26,610	88,474
Exercisable at the period, number of options		77,296
As of January 1, WAEP per option | R$ / shares	R$ 259.62	R$ 50.60
Exercised during the year, WAEP per option | R$ / shares	269.47
Forfeited during the year, WAEP per option | R$ / shares		63.86
At the end of the period, WAEP per option | R$ / shares	R$ 74.93	259.62
Exercisable at the period, WAEP per option | R$ / shares		R$ 258.82
Number of options expired, number of options	0	0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options	1,311,549	866,914
Granted during the year, number of options	130,951	508,413
Exercised during the year, number of options	(77,122)
Forfeited during the year, number of options	(59,465)	(63,778)
At the end of the period, number of options	1,048,454	1,311,549
Exercisable at the period, number of options	244,319	198,688
As of January 1, WAEP per option | R$ / shares	R$ 12.54	R$ 10.31
Granted during the year, WAEP per option | R$ / shares	32.45	2.41
Exercised during the year, WAEP per option | R$ / shares	21.35
Forfeited during the year, WAEP per option | R$ / shares	27.81	11.90
At the end of the period, WAEP per option | R$ / shares	36.07	12.54
Exercisable at the period, WAEP per option | R$ / shares	R$ 24.88	R$ 13.89